Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Loss Per Share

The net loss available for common stockholders and loss per common share presented in the table below excludes the results of operations of the Dropdown Predecessor (see Note 1).

		Year Ended December 31,
		2013	2012	2011
Net loss		(8,138)	(370,181)	(113,075)
Net loss attributable to the Dropdown Predecessor	(note 1)	—	9,163	104,010

Net loss available for common stockholders		(8,138)	(361,018)	(9,065)

Weighted-average number of common shares		83,591,030	79,539,605	60,770,525

Common shares and common share equivalents outstanding at the end of year		83,591,030	83,591,030	61,876,744

Loss per common share:
- Basic and diluted		(0.10)	(4.54)	(0.15)